Derivative financial instruments and Short positions (Details 14) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives Pledged As Guarantee [Abstract]
Financial Treasury Bill - LFT	R$ 708,960	R$ 1,556,804	R$ 330,605
National Treasury Bill - LTN	4,371,286	4,636,644	8,757,097
National Treasury Notes - NTN	1,193,315	27,598	757,969
Total	R$ 6,273,561	R$ 6,221,046	R$ 9,845,671